Loans and Leases - Recorded Investment of Loans by Class of Loan Based on Payment Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Consumer	$ 3,456	$ 5,231
Consumer Real Estate	28,624	28,635
Total Loans	32,080	33,866
Average investment in impaired loans	2,415	3,646	4,235
Related allowance for loan losses	168	642	836
Partial charge-offs
Interest income recognized on a cash basis on impaired loans
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer	3,452	5,214
Consumer Real Estate	28,269	28,247
Total Loans	31,721	33,461
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer	4	17
Consumer Real Estate	355	388
Total Loans	$ 359	$ 405